condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and temporary investments, net	$ 649	$ 974
Accounts receivable	3,238	3,316
Income and other taxes receivable	171	124
Inventories	580	537
Contract assets	427	441
Prepaid expenses	808	617
Current derivative assets	55	83
Total	5,928	6,092
Non-current assets
Property, plant and equipment, net	17,297	17,084
Intangible assets, net	19,871	19,239
Goodwill, net	10,015	9,125
Contract assets	290	320
Other long-term assets	2,276	2,203
Total	49,749	47,971
Assets	55,677	54,063
Current liabilities
Short-term borrowings	594	104
Accounts payable and accrued liabilities	3,249	3,947
Income and other taxes payable	120	112
Dividends payable	526	502
Advance billings and customer deposits	942	891
Provisions	240	166
Current maturities of long-term debt	3,716	2,541
Current derivative liabilities	39	18
Total	9,426	8,281
Non-current liabilities
Provisions	664	538
Long-term debt	22,872	22,496
Other long-term liabilities	722	636
Deferred income taxes	4,414	4,454
Total	28,672	28,124
Liabilities	38,098	36,405
Owners' equity
Common equity	16,407	16,569
Non-controlling interests	1,172	1,089
Total	17,579	17,658
Total	55,677	54,063
Contingent liabilities